EQUITY - Distribution of capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Capital	R$ 62,071,416	R$ 63,571,416
Total shares outstanding	1,626,682,604,000	1,652,584,004,000
Book value per share	R$ 42,870	R$ 42,100
Capital
EQUITY
Number	1,630,643,696,000	1,652,588,360,000
Percentage of shares issued	100.00%	100.00%
Capital | Controlling Group
EQUITY
Number	1,244,240,476,000	1,244,240,476,000
Percentage of shares issued	76.30%	75.29%
Treasury share
EQUITY
Number	3,961,092,000	4,356,000
Percentage of shares issued	0.24%	0.00%
Total shares outstanding	(3,961,092,000)	(4,356,000)
Other shareholders | Controlling Group
EQUITY
Number	382,442,128,000	408,343,528,000
Percentage of shares issued	23.46%	24.71%
Telefónica Chile | Controlling Group
EQUITY
Number	936,513,000	936,513,000
Percentage of shares issued	0.06%	0.06%
Telefnica | Controlling Group
EQUITY
Number	608,905,051,000	608,905,051,000
Percentage of shares issued	37.34%	36.85%
Telefnica Latinoamrica Holding | Controlling Group
EQUITY
Number	634,398,912,000	634,398,912,000
Percentage of shares issued	38.90%	38.38%